Right-of-Use Assets and Operating Lease Liabilties	12 Months Ended
Dec. 31, 2021
Right-of-Use Assets and Operating Lease Liabilties [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILTIES
10.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILTIES

The carrying amounts of right-of-use assets are as below:

	2021	2020
Balance at January 1,	$4,190,351	$6,173,590
New leases	824,734	532,978
Depreciation expense	(2,279,722)	(2,506,446)
Exchange difference	(370,370)	(9,771)
Balance at December 31,	$2,364,993	$4,190,351

Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate. The weighted average incremental borrowing rate applied to new leases during year 2021, 2020 and 2019 was 3.49%, 3.25% and 4.08%, respectively.

During the years ended December 31, 2021, 2020 and 2019, interest expense of $109,848, $146,723 and $100,650 arising from lease liabilities was included in finance costs, respectively. Depreciation expense related to right-of-use assets was $2,279,722, $2,506,446 and $2,583,318, respectively during the years ended December 31, 2021, 2020 and 2019.